Analysis of Group statement of financial position by segment	12 Months Ended
Dec. 31, 2018
Analysis of Group statement of financial position by segment
Analysis of Group statement of financial position by segment

C     Balance sheet notes

C1   Analysis of Group statement of financial position by segment

	31 Dec 2018 £m
						Elimination
						of intra-
					Unallocated	group
					to a segment	debtors
				UK and	(central	and	Group
		Asia	US	Europe	operations)	creditors	total
By operating segment	Note	C2.1	C2.2	C2.3	note (iv)
Assets
Goodwill	C5.1	498	—	1,359	—	—	1,857
Deferred acquisition costs and other intangible assets	C5.2	2,937	8,747	195	44	—	11,923
Property, plant and equipment		129	246	1,031	3	—	1,409
Reinsurers' share of insurance contract liabilities		2,777	6,662	2,812	2	(1,109)	11,144
Deferred tax assets	C8.1	119	2,295	126	55	—	2,595
Current tax recoverable	C8.2	26	311	244	118	(81)	618
Accrued investment incomenote (i)		664	498	1,511	76	—	2,749
Other debtorsnote (i)		2,978	238	4,189	1,968	(5,285)	4,088
Investment properties		5	6	17,914	—	—	17,925
Investment in joint ventures and associates accounted for using the equity method	D6	991	—	742	—	—	1,733
Loans	C3.3	1,377	11,066	5,567	—	—	18,010
Equity securities and portfolio holdings in unit trusts		32,150	128,657	53,810	116	—	214,733
Debt securities	C3.2	45,839	41,594	85,956	1,967	—	175,356
Derivative assets		296	574	2,513	111	—	3,494
Other investments		—	927	5,585	—	—	6,512
Deposits		1,224	92	10,320	160	—	11,796
Assets held for sale*		—	—	10,578	—	—	10,578
Cash and cash equivalentsnote (ii)		2,189	3,005	4,749	2,182	—	12,125
Total assets		94,199	204,918	209,201	6,802	(6,475)	508,645
Total equity		6,428	5,624	8,700	(3,485)	—	17,267
Liabilities
Insurance contract liabilities	C4.1	72,349	182,432	68,957	37	(1,109)	322,666
Investment contract liabilities with discretionary participation features	C4.1	375	—	67,038	—	—	67,413
Investment contract liabilities without discretionary participation features	C4.1	492	3,168	15,560	2	—	19,222
Unallocated surplus of with-profits funds	C4.1	2,511	—	13,334	—	—	15,845
Core structural borrowings of shareholder-financed businesses	C6.1	—	196	—	7,468	—	7,664
Operational borrowings attributable to shareholder-financed businesses	C6.2	61	328	106	503	—	998
Borrowings attributable to with-profits businesses	C6.2	19	—	3,921	—	—	3,940
Obligations under funding, securities lending and sale and repurchase agreements		—	5,765	1,224	—	—	6,989
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,617	—	9,013	21	—	11,651
Deferred tax liabilities	C8.1	1,257	1,688	1,061	16	—	4,022
Current tax liabilities	C8.2	133	115	326	75	(81)	568
Accruals, deferred income and other liabilitiesnote (iii)		7,641	5,324	6,442	1,126	(5,285)	15,248
Provisions	C11	251	23	743	61	—	1,078
Derivative liabilities	C3.4	65	255	2,208	978	—	3,506
Liabilities held for sale*		—	—	10,568	—	—	10,568
Total liabilities		87,771	199,294	200,501	10,287	(6,475)	491,378
Total equity and liabilities		94,199	204,918	209,201	6,802	(6,475)	508,645

*       Assets held for sale of £10,578 million includes £10,568 million in respect of the reinsured UK annuity business. The corresponding policyholder and other liabilities of £10,568 million is reflected in liabilities held for sale (see note D1.1).

	31 Dec 2017 £m
						Elimination
						of intra-
					Unallocated	group
					to a segment	debtors
				UK and	(central	and	Group
		Asia	US	Europe	operations)	creditors	Total
By operating segment	Note	C2.1	C2.2	C2.3	note (iv)
Assets
Goodwill	C5.1	305	—	1,177	—	—	1,482
Deferred acquisition costs and other intangible assets	C5.2	2,540	8,219	210	42	—	11,011
Property, plant and equipment		125	214	447	3	—	789
Reinsurers' share of insurance contract liabilities		1,960	6,424	2,521	3	(1,235)	9,673
Deferred tax assets	C8.1	112	2,300	157	58	—	2,627
Current tax recoverable	C8.2	58	298	244	93	(80)	613
Accrued investment incomenote (i)		595	492	1,558	31	—	2,676
Other debtorsnote (i)		2,675	248	3,118	2,121	(5,199)	2,963
Investment properties		5	5	16,487	—	—	16,497
Investment in joint ventures and associates accounted for using the equity method	D6	912	—	504	—	—	1,416
Loans	C3.3	1,317	9,630	5,986	109	—	17,042
Equity securities and portfolio holdings in unit trusts		29,976	130,630	62,670	115	—	223,391
Debt securities	C3.2	40,982	35,378	92,707	2,307	—	171,374
Derivative assets		113	1,611	2,954	123	—	4,801
Other investments		—	848	4,774	—	—	5,622
Deposits		1,291	43	9,540	362	—	11,236
Assets held for sale	D1	—	—	38	—	—	38
Cash and cash equivalentsnote (ii)		1,934	1,658	5,808	1,290	—	10,690
Total assets		84,900	197,998	210,900	6,657	(6,514)	493,941
Total equity		5,926	5,248	8,245	(3,325)	—	16,094
Liabilities
Insurance contract liabilities	C4.1	63,468	177,728	88,180	31	(1,235)	328,172
Investment contract liabilities with discretionary participation features	C4.1	337	—	62,340	—	—	62,677
Investment contract liabilities without discretionary participation features	C4.1	328	2,996	17,069	1	—	20,394
Unallocated surplus of with-profits funds	C4.1	3,474	—	13,477	—	—	16,951
Core structural borrowings of shareholder-financed businesses	C6.1	—	184	—	6,096	—	6,280
Operational borrowings attributable to shareholder-financed businesses	C6.2	50	508	148	1,085	—	1,791
Borrowings attributable to with-profits businesses	C6.2	10	—	3,706	—	—	3,716
Obligations under funding, securities lending and sale and repurchase agreements		—	4,304	1,358	—	—	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,631	—	5,243	15	—	8,889
Deferred tax liabilities	C8.1	1,152	1,845	1,703	15	—	4,715
Current tax liabilities	C8.2	122	47	377	71	(80)	537
Accruals, deferred income and other liabilitiesnote (iii)		6,069	5,109	6,609	1,597	(5,199)	14,185
Provisions	C11	254	24	784	61	—	1,123
Derivative liabilities	C3.4	79	5	1,661	1,010	—	2,755
Total liabilities		78,974	192,750	202,655	9,982	(6,514)	477,847
Total equity and liabilities		84,900	197,998	210,900	6,657	(6,514)	493,941

Notes

(i)   Accrued investment income and other debtors

	31 Dec 2018 £m	31 Dec 2017 £m
Interest receivable	1,744	1,789
Other	1,005	887
Total accrued investment income	2,749	2,676
Other debtors comprises:
Amounts due from
Policyholders	452	408
Intermediaries	3	4
Reinsurers	218	134
Other	3,415	2,417
Total other debtors	4,088	2,963
Total accrued investment income and other debtors	6,837	5,639
Analysed as:
Expected to be settled within one year	6,151	4,957
Expected to be settled after one year	686	682
Total accrued investment income and other debtors	6,837	5,639

(ii)  Cash and cash equivalents

	31 Dec 2018 £m	31 Dec 2017 £m
Cash	5,759	6,623
Cash equivalents	6,366	4,067
Total cash and cash equivalents	12,125	10,690
Analysed as:
Held centrally and available for general use by the Group	349	328
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	11,776	10,362
Total cash and cash equivalents	12,125	10,690

The Group’s cash and cash equivalents are held in the following currencies: pounds sterling 32 per cent, US dollars 38 per cent, Euro 15 per cent and other currencies 15 per cent (2017: pounds sterling 31 per cent, US dollars 28 per cent, Euro 24 per cent and other currencies 17 per cent).

(iii)  Accruals, deferred income and other liabilities

	31 Dec 2018 £m	31 Dec 2017 £m
Accruals and deferred income	1,700	1,233
Other creditors	7,074	7,289
Creditors arising from direct insurance and reinsurance operations	2,363	2,296
Interest payable	117	100
Funds withheld under reinsurance of the REALIC business	2,941	2,664
Other items	1,053	603
Total accruals, deferred income and other liabilities	15,248	14,185

(iv)	Unallocated to a segment includes central operations, Prudential Capital and Africa operations as per note B1.3.